NATIONWIDE

VARIABLE

ACCOUNT-14

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-14:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
2,167 shares (cost $71,045)	$63,885
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
164 shares (cost $1,119)	1,127
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
269 shares (cost $6,957)	7,459
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
333 shares (cost $13,253)	12,521
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
42 shares (cost $868)	674
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
737 shares (cost $10,288)	10,318
NVIT Emerging Markets Fund - Class III (GEM3)
2,051 shares (cost $29,590)	20,797
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
69 shares (cost $496)	553
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
77 shares (cost $904)	672
NVIT Money Market Fund - Class V (SAM5)
7,020 shares (cost $7,020)	7,020
NVIT Multi - Manager International Growth Fund - Class III (NVMIG3)
4,737 shares (cost $36,227)	41,402
NVIT Multi - Manager International Value Fund - Class VI (GVDIV6)
708 shares (cost $9,186)	5,867
NVIT Multi - Manager Large Cap Growth Fund - Class I (NVMLG1)
23,320 shares (cost $181,441)	217,579
NVIT Multi - Manager Small Cap Growth Fund - Class I (SCGF)
2,733 shares (cost $35,640)	41,899
NVIT Multi - Manager Small Cap Value Fund - Class I (SCVF)
5,443 shares (cost $61,863)	53,779
NVIT Multi - Manager Small Company Fund - Class I (SCF)
41 shares (cost $914)	703
NVIT Large Cap Growth Fund - Class I (NVOLG1)
4,325 shares (cost $65,466)	63,533
NVIT Real Estate Fund - Class I (NVRE1)
3,595 shares (cost $23,353)	32,567
VPS Growth and Income Portfolio - Class A (ALVGIA)
4,285 shares (cost $102,745)	77,351
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,283 shares (cost $82,543)	76,463
Appreciation Portfolio - Initial Shares (DCAP)
2,615 shares (cost $95,203)	99,389
International Value Portfolio - Initial Shares (DVIV)
845 shares (cost $11,071)	7,568
Quality Bond Fund II - Primary Shares (FQB)
1,284 shares (cost $14,268)	14,395
VIP Fund - Equity - Income Portfolio - Service Class (FEIS)
13,592 shares (cost $312,462)	253,221
VIP Fund - Growth Portfolio - Service Class (FGS)
1,677 shares (cost $52,263)	61,713
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
312 shares (cost $3,796)	4,009
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,000 shares (cost $30,646)	28,918

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VIP Fund - Overseas Portfolio - Service Class R (FOSR)
265 shares (cost $5,557)	3,595
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
355 shares (cost $6,304)	5,514
Templeton Foreign Securities Fund - Class 3 (TIF3)
979 shares (cost $16,192)	12,247
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
1,511 shares (cost $21,028)	19,779
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
2,431 shares (cost $66,894)	76,552
Global Securities Fund/VA - Class 3 (OVGS3)
357 shares (cost $9,959)	9,865
All Asset Portfolio - Administrative Class (PMVAAA)
791 shares (cost $8,974)	8,246
Low Duration Portfolio - Administrative Class (PMVLDA)
19,810 shares (cost $201,041)	205,632
Real Return Portfolio - Administrative Class (PMVRRA)
1,883 shares (cost $24,162)	26,272
Total Return Portfolio - Administrative Class (PMVTRA)
32,903 shares (cost $348,013)	362,589
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
249 shares (cost $2,546)	2,472
V.I. Capital Development Fund - Series I (AVCDI)
346 shares (cost $5,436)	4,306
Micro-Cap Portfolio - Investment Class (ROCMC)
4,660 shares (cost $54,991)	48,515
Health Sciences Portfolio - II (TRHS2)
106 shares (cost $1,679)	1,699
Mid-Cap Growth Portfolio - II (TRMCG2)
1,844 shares (cost $41,700)	38,387
New America Growth Portfolio (TRNAG1)
1,043 shares (cost $22,898)	21,140

Total Investments	$2,052,192

Accounts Payable	(81)

$2,052,111

Contract Owners’ Equity:
Accumulation units	2,052,111

Total Contract Owners’ Equity (note 5)	$2,052,111

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	DSIF	JPMMV1	JABS	JAIGS2	LOVMCV	NVAMV1	GEM3
Reinvested dividends	$30,401	1,185	-	98	60	2	177	179
Mortality and expense risk charges (note 2)	(19,887)	(609)	-	(38)	(153)	(5)	(97)	(233)

Net investment income (loss)	10,514	576	-	60	(93)	(3)	80	(54)

Realized gain (loss) on investments	(3,097)	(67)	-	12	33	(4)	2	(62)
Change in unrealized gain (loss) on investments	(48,045)	(348)	8	(233)	(6,262)	(26)	(138)	(6,140)

Net gain (loss) on investments	(51,142)	(415)	8	(221)	(6,229)	(30)	(136)	(6,202)

Reinvested capital gains	13,862	420	-	199	161	-	26	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,766)	581	8	38	(6,161)	(33)	(30)	(6,256)

Investment Activity:	NVIE6	GVIDA	SAM5	NVMIG3	GVDIV6	NVMLG1	SCGF	SCVF
Reinvested dividends	$7	13	-	602	116	17	-	238
Mortality and expense risk charges (note 2)	(4)	(5)	(66)	(427)	(82)	(2,168)	(418)	(531)

Net investment income (loss)	3	8	(66)	175	34	(2,151)	(418)	(293)

Realized gain (loss) on investments	1	(3)	-	87	(5,681)	452	86	(25)
Change in unrealized gain (loss) on investments	(69)	(37)	-	(4,976)	4,607	(6,956)	(344)	(3,096)

Net gain (loss) on investments	(68)	(40)	-	(4,889)	(1,074)	(6,504)	(258)	(3,121)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(65)	(32)	(66)	(4,714)	(1,040)	(8,655)	(676)	(3,414)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	SCF	NVOLG1	NVRE1	ALVGIA	DVSCS	DCAP	DVIV	FQB
Reinvested dividends	$4	458	286	1,005	471	1,539	189	736
Mortality and expense risk charges (note 2)	(6)	(625)	(303)	(725)	(729)	(875)	(83)	(136)

Net investment income (loss)	(2)	(167)	(17)	280	(258)	664	106	600

Realized gain (loss) on investments	(3)	5	93	(321)	(22)	(17)	(15)	1
Change in unrealized gain (loss) on investments	(43)	(2,149)	1,489	3,942	(206)	6,272	(1,893)	(414)

Net gain (loss) on investments	(46)	(2,144)	1,582	3,621	(228)	6,255	(1,908)	(413)

Reinvested capital gains	-	240	132	-	188	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(48)	(2,071)	1,697	3,901	(298)	6,919	(1,802)	187

Investment Activity:	FEIS	FGS	FIGBS	FMCS	FOSR	FTVSV2	TIF3	GVMCE
Reinvested dividends	$6,319	170	126	48	56	39	234	200
Mortality and expense risk charges (note 2)	(2,437)	(607)	(36)	(300)	(39)	(52)	(128)	(242)

Net investment income (loss)	3,882	(437)	90	(252)	17	(13)	106	(42)

Realized gain (loss) on investments	(242)	145	2	(6)	(16)	(13)	(23)	(460)
Change in unrealized gain (loss) on investments	(3,885)	(428)	39	(3,576)	(800)	(242)	(1,676)	(1,412)

Net gain (loss) on investments	(4,127)	(283)	41	(3,582)	(816)	(255)	(1,699)	(1,872)

Reinvested capital gains	-	220	104	55	8	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(245)	(500)	235	(3,779)	(791)	(268)	(1,593)	(1,914)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	BNCAI	OVGS3	PMVAAA	PMVLDA	PMVRRA	PMVTRA	PIHYB1	AVCDI
Reinvested dividends	$-	162	764	3,467	480	9,437	136	-
Mortality and expense risk charges (note 2)	(759)	(123)	(103)	(1,964)	(217)	(3,418)	(23)	(43)

Net investment income (loss)	(759)	39	661	1,503	263	6,019	113	(43)

Realized gain (loss) on investments	3,735	(468)	(355)	26	19	134	2	(17)
Change in unrealized gain (loss) on investments	155	(791)	(207)	(1,219)	1,329	(2,100)	(179)	(315)

Net gain (loss) on investments	3,890	(1,259)	(562)	(1,193)	1,348	(1,966)	(177)	(332)

Reinvested capital gains	-	-	-	-	695	5,221	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,131	(1,220)	99	310	2,306	9,274	(64)	(375)

Investment Activity:	ROCMC	TRHS2	TRMCG2	TRNAG1
Reinvested dividends	$1,333	-	-	48
Mortality and expense risk charges (note 2)	(521)	-	(378)	(179)

Net investment income (loss)	812	-	(378)	(131)

Realized gain (loss) on investments	(86)	-	(42)	16
Change in unrealized gain (loss) on investments	(8,118)	20	(5,075)	(2,553)

Net gain (loss) on investments	(8,204)	20	(5,117)	(2,537)

Reinvested capital gains	-	-	4,530	1,663

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,392)	20	(965)	(1,005)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		DSIF		JPMMV1		JABS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$10,514	6,392	576	504	-	-	60	64
Realized gain (loss) on investments	(3,097)	(18,186)	(67)	(132)	-	-	12	11
Change in unrealized gain (loss) on investments	(48,045)	241,361	(348)	7,288	8	-	(233)	198
Reinvested capital gains	13,862	25,629	420	-	-	-	199	-

Net increase (decrease) in contract owners’ equity resulting from operations	(26,766)	255,196	581	7,660	8	-	38	273

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	1,119	-	3,358	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(570)	(572)	(49)	(48)	-	-	(29)	(31)
Adjustments to maintain reserves	-	(5)	5	(3)	(7)	-	(1)	(1)

Net equity transactions	(570)	(577)	(44)	(51)	1,112	-	3,328	(32)

Net change in contract owners’ equity	(27,336)	254,619	537	7,609	1,120	-	3,366	241
Contract owners’ equity beginning of period	2,079,447	1,824,828	63,352	55,743	-	-	4,093	3,852

Contract owners’ equity end of period	$2,052,111	2,079,447	63,889	63,352	1,120	-	7,459	4,093

CHANGES IN UNITS:
Beginning units	153,987	153,362	4,648	4,652	-	-	254	256
Units purchased	2,083	6,574	-	-	70	-	209	-
Units redeemed	(2,043)	(5,949)	(3)	(4)	-	-	(2)	(2)

Ending units	154,027	153,987	4,645	4,648	70	-	461	254

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JAIGS2		LOVMCV		NVAMV1		GEM3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(93)	(67)	(3)	(1)	80	10	(54)	(212)
Realized gain (loss) on investments	33	35	(4)	(6)	2	-	(62)	(71)
Change in unrealized gain (loss) on investments	(6,262)	3,628	(26)	148	(138)	168	(6,140)	3,837
Reinvested capital gains	161	-	-	-	26	22	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,161)	3,596	(33)	141	(30)	200	(6,256)	3,554

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	10,175	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(4)	(4)	(26)	-	(13)	(14)
Adjustments to maintain reserves	5	(2)	2	(8)	10	(6)	11	(9)

Net equity transactions	5	(2)	(2)	(12)	(16)	10,169	(2)	(23)

Net change in contract owners’ equity	(6,156)	3,594	(35)	129	(46)	10,369	(6,258)	3,531
Contract owners’ equity beginning of period	18,668	15,074	709	580	10,369	-	27,057	23,526

Contract owners’ equity end of period	$12,512	18,668	674	709	10,323	10,369	20,799	27,057

CHANGES IN UNITS:
Beginning units	652	652	61	62	739	-	1,149	1,150
Units purchased	-	-	-	-	-	739	-	-
Units redeemed	-	-	-	(1)	(1)	-	-	(1)

Ending units	652	652	61	61	738	739	1,149	1,149

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVIE6		GVIDA		SAM5		NVMIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3	1	8	7	(66)	(66)	175	(63)
Realized gain (loss) on investments	1	-	(3)	(4)	-	-	87	49
Change in unrealized gain (loss) on investments	(69)	67	(37)	85	-	-	(4,976)	5,304
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(65)	68	(32)	88	(66)	(66)	(4,714)	5,290

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3)	(3)	(3)	(3)	-	-	-	-
Adjustments to maintain reserves	-	(5)	-	-	(1)	(2)	(2)	(1)

Net equity transactions	(3)	(8)	(3)	(3)	(1)	(2)	(2)	(1)

Net change in contract owners’ equity	(68)	60	(35)	85	(67)	(68)	(4,716)	5,289
Contract owners’ equity beginning of period	621	561	712	627	7,086	7,154	46,118	40,829

Contract owners’ equity end of period	$553	621	677	712	7,019	7,086	41,402	46,118

CHANGES IN UNITS:
Beginning units	79	80	46	46	653	653	4,951	4,951
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(1)	-	-	-	-	-	-

Ending units	79	79	46	46	653	653	4,951	4,951

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVDIV6		NVMLG1		SCGF		SCVF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$34	162	(2,151)	(1,809)	(418)	(344)	(293)	(178)
Realized gain (loss) on investments	(5,681)	(6,399)	452	245	86	9	(25)	(92)
Change in unrealized gain (loss) on investments	4,607	6,821	(6,956)	20,610	(344)	8,648	(3,096)	11,858
Reinvested capital gains	-	-	-	9,454	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,040)	584	(8,655)	28,500	(676)	8,313	(3,414)	11,588

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	(8,437)	(7,752)	-	-	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(9)	(9)	-	-	-	-	(3)	(3)
Adjustments to maintain reserves	-	2	(2)	-	(1)	-	2	1

Net equity transactions	(8,446)	(7,759)	(2)	-	(1)	-	(1)	(2)

Net change in contract owners’ equity	(9,486)	(7,175)	(8,657)	28,500	(677)	8,313	(3,415)	11,586
Contract owners’ equity beginning of period	15,356	22,531	226,235	197,735	42,580	34,267	57,195	45,609

Contract owners’ equity end of period	$5,870	15,356	217,578	226,235	41,903	42,580	53,780	57,195

CHANGES IN UNITS:
Beginning units	1,369	2,106	24,324	24,324	3,329	3,329	3,271	3,271
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(737)	(737)	-	-	-	-	-	-

Ending units	632	1,369	24,324	24,324	3,329	3,329	3,271	3,271

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCF		NVOLG1		NVRE1		ALVGIA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2)	(2)	(167)	(33)	(17)	263	280	(636)
Realized gain (loss) on investments	(3)	(6)	5	-	93	65	(321)	(415)
Change in unrealized gain (loss) on investments	(43)	156	(2,149)	216	1,489	4,281	3,942	8,933
Reinvested capital gains	-	-	240	17	132	2,322	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(48)	148	(2,071)	200	1,697	6,931	3,901	7,882

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	65,443	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3)	(3)	(39)	-	(2)	(2)	(5)	(5)
Adjustments to maintain reserves	(15)	3	(5)	2	-	2	4	(7)

Net equity transactions	(18)	-	(44)	65,445	(2)	-	(1)	(12)

Net change in contract owners’ equity	(66)	148	(2,115)	65,645	1,695	6,931	3,900	7,870
Contract owners’ equity beginning of period	761	613	65,645	-	30,874	23,943	73,454	65,584

Contract owners’ equity end of period	$695	761	63,530	65,645	32,569	30,874	77,354	73,454

CHANGES IN UNITS:
Beginning units	42	42	4,694	-	3,293	3,293	5,914	5,915
Units purchased	-	-	-	4,694	-	-	-	-
Units redeemed	(1)	-	(3)	-	-	-	-	(1)

Ending units	41	42	4,691	4,694	3,293	3,293	5,914	5,914

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVV		DVSCS		DCAP		DVIV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	48	(258)	(256)	664	873	106	76
Realized gain (loss) on investments	-	(2,923)	(22)	(127)	(17)	(120)	(15)	(15)
Change in unrealized gain (loss) on investments	-	3,619	(206)	15,560	6,272	9,502	(1,893)	255
Reinvested capital gains	-	-	188	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	744	(298)	15,177	6,919	10,255	(1,802)	316

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	(8,053)	-	-	10,116	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(11)	(15)	(14)	-	-	-	-
Adjustments to maintain reserves	-	4	14	(6)	(11)	(1)	(2)	(3)

Net equity transactions	-	(8,060)	(1)	(20)	10,105	(1)	(2)	(3)

Net change in contract owners’ equity	-	(7,316)	(299)	15,157	17,024	10,254	(1,804)	313
Contract owners’ equity beginning of period	-	7,316	76,768	61,611	82,357	72,103	9,370	9,057

Contract owners’ equity end of period	$-	-	76,469	76,768	99,381	82,357	7,566	9,370

CHANGES IN UNITS:
Beginning units	-	561	4,187	4,188	5,862	5,862	537	537
Units purchased	-	-	-	-	689	-	-	-
Units redeemed	-	(561)	-	(1)	-	-	-	-

Ending units	-	-	4,187	4,187	6,551	5,862	537	537

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FQB		FCS		FEIS		FGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$600	541	-	(497)	3,882	1,892	(437)	(411)
Realized gain (loss) on investments	1	-	-	(8,556)	(242)	(491)	145	36
Change in unrealized gain (loss) on investments	(414)	450	-	17,173	(3,885)	29,719	(428)	11,781
Reinvested capital gains	-	-	-	-	-	-	220	185

Net increase (decrease) in contract owners’ equity resulting from operations	187	991	-	8,120	(245)	31,120	(500)	11,591

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	(65,443)	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(17)	(17)	-	(39)	(17)	(17)	(34)	(33)
Adjustments to maintain reserves	(11)	3	-	1	1	(6)	5	(2)

Net equity transactions	(28)	(14)	-	(65,481)	(16)	(23)	(29)	(35)

Net change in contract owners’ equity	159	977	-	(57,361)	(261)	31,097	(529)	11,556
Contract owners’ equity beginning of period	14,229	13,252	-	57,361	253,481	222,384	62,245	50,689

Contract owners’ equity end of period	$14,388	14,229	-	-	253,220	253,481	61,716	62,245

CHANGES IN UNITS:
Beginning units	1,096	1,097	-	3,809	18,919	18,921	4,653	4,656
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(2)	(1)	-	(3,809)	(1)	(2)	(2)	(3)

Ending units	1,094	1,096	-	-	18,918	18,919	4,651	4,653

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FIGBS		FMCS		FOSR		FTVSV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$90	98	(252)	(192)	17	17	(13)	(9)
Realized gain (loss) on investments	2	2	(6)	(69)	(16)	(24)	(13)	(28)
Change in unrealized gain (loss) on investments	39	98	(3,576)	7,225	(800)	469	(242)	1,277
Reinvested capital gains	104	41	55	92	8	8	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	235	239	(3,779)	7,056	(791)	470	(268)	1,240

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(19)	(20)	(22)	(21)	(17)	(17)	(33)	(33)
Adjustments to maintain reserves	(8)	7	(12)	7	-	5	3	(3)

Net equity transactions	(27)	(13)	(34)	(14)	(17)	(12)	(30)	(36)

Net change in contract owners’ equity	208	226	(3,813)	7,042	(808)	458	(298)	1,204
Contract owners’ equity beginning of period	3,798	3,572	32,726	25,684	4,404	3,946	5,813	4,609

Contract owners’ equity end of period	$4,006	3,798	28,913	32,726	3,596	4,404	5,515	5,813

CHANGES IN UNITS:
Beginning units	302	303	2,009	2,010	319	320	426	429
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(2)	(1)	(2)	(1)	(1)	(1)	(2)	(3)

Ending units	300	302	2,007	2,009	318	319	424	426

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TIF3		GVMCE		BNCAI		OVGS3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$106	89	(42)	(54)	(759)	(712)	39	(43)
Realized gain (loss) on investments	(23)	(33)	(460)	(101)	3,735	1,057	(468)	(25)
Change in unrealized gain (loss) on investments	(1,676)	897	(1,412)	5,173	155	17,374	(791)	1,589
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,593)	953	(1,914)	5,018	3,131	17,719	(1,220)	1,521

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(4,327)	-	(12,373)	(9,642)	(2,017)	7,752
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7)	(7)	(49)	(48)	(19)	(18)	(17)	(17)
Adjustments to maintain reserves	4	(9)	8	(4)	11	(3)	2	(4)

Net equity transactions	(3)	(16)	(4,368)	(52)	(12,381)	(9,663)	(2,032)	7,731

Net change in contract owners’ equity	(1,596)	937	(6,282)	4,966	(9,250)	8,056	(3,252)	9,252
Contract owners’ equity beginning of period	13,845	12,908	26,065	21,099	85,809	77,753	13,121	3,869

Contract owners’ equity end of period	$12,249	13,845	19,783	26,065	76,559	85,809	9,869	13,121

CHANGES IN UNITS:
Beginning units	927	928	1,333	1,336	4,847	5,498	865	293
Units purchased	-	-	-	-	-	-	-	573
Units redeemed	-	(1)	(242)	(3)	(650)	(651)	(149)	(1)

Ending units	927	927	1,091	1,333	4,197	4,847	716	865

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PMVAAA		PMVLDA		PMVRRA		PMVTRA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$661	658	1,503	1,343	263	104	6,019	5,042
Realized gain (loss) on investments	(355)	(10)	26	7	19	8	134	155
Change in unrealized gain (loss) on investments	(207)	508	(1,219)	6,423	1,329	1,136	(2,100)	7,725
Reinvested capital gains	-	-	-	665	695	189	5,221	10,422

Net increase (decrease) in contract owners’ equity resulting from operations	99	1,156	310	8,438	2,306	1,437	9,274	23,344

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	(2,599)	-	-	-	2,238	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(17)	(18)	-	-	-	-	(40)	(43)
Adjustments to maintain reserves	(1)	4	(1)	7	4	-	3	38

Net equity transactions	(2,617)	(14)	(1)	7	2,242	-	(37)	(5)

Net change in contract owners’ equity	(2,518)	1,142	309	8,445	4,548	1,437	9,237	23,339
Contract owners’ equity beginning of period	10,762	9,620	205,304	196,859	21,728	20,291	353,306	329,967

Contract owners’ equity end of period	$8,244	10,762	205,613	205,304	26,276	21,728	362,543	353,306

CHANGES IN UNITS:
Beginning units	733	734	16,184	16,184	1,554	1,554	24,103	24,106
Units purchased	-	-	-	-	145	-	-	-
Units redeemed	(177)	(1)	-	-	-	-	(2)	(3)

Ending units	556	733	16,184	16,184	1,699	1,554	24,101	24,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PIHYB1		AVCDI		ROCMC		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$113	107	(43)	(38)	812	475	-	8
Realized gain (loss) on investments	2	(2)	(17)	(26)	(86)	(47)	-	(62)
Change in unrealized gain (loss) on investments	(179)	265	(315)	770	(8,118)	12,304	-	273
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(64)	370	(375)	706	(7,392)	12,732	-	219

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	(1,130)	-	-	(2,122)
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11)	(12)	(12)	(12)	(10)	(9)	-	(15)
Adjustments to maintain reserves	9	(3)	(5)	(4)	(14)	9	-	(3)

Net equity transactions	(2)	(15)	(17)	(16)	(1,154)	-	-	(2,140)

Net change in contract owners’ equity	(66)	355	(392)	690	(8,546)	12,732	-	(1,921)
Contract owners’ equity beginning of period	2,543	2,188	4,690	4,000	57,053	44,321	-	1,921

Contract owners’ equity end of period	$2,477	2,543	4,298	4,690	48,507	57,053	-	-

CHANGES IN UNITS:
Beginning units	161	162	292	293	2,599	2,599	-	155
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(1)	(1)	(1)	(61)	-	-	(155)

Ending units	161	161	291	292	2,538	2,599	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TRHS2		TRMCG2		TRNAG1
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	(378)	(304)	(131)	(63)
Realized gain (loss) on investments	-	-	(42)	(75)	16	(6)
Change in unrealized gain (loss) on investments	20	-	(5,075)	6,145	(2,553)	1,405
Reinvested capital gains	-	-	4,530	2,015	1,663	197

Net increase (decrease) in contract owners’ equity resulting from operations	20	-	(965)	7,781	(1,005)	1,533

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-
Transfers between funds	1,679	-	-	9,642	12,373	-
Redemptions	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(26)	(26)
Adjustments to maintain reserves	-	-	(2)	(4)	(2)	(1)

Net equity transactions	1,679	-	(2)	9,638	12,345	(27)

Net change in contract owners’ equity	1,699	-	(967)	17,419	11,340	1,506
Contract owners’ equity beginning of period	-	-	39,351	21,932	9,794	8,288

Contract owners’ equity end of period	$1,699	-	38,384	39,351	21,134	9,794

CHANGES IN UNITS:
Beginning units	-	-	1,928	1,360	683	685
Units purchased	147	-	-	568	823	-
Units redeemed	-	-	-	-	(2)	(2)

Ending units	147	-	1,928	1,928	1,504	683

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 14

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)*

CALVERT FUNDS

Calvert VP SRI Equity Portfolio (CVSSE)*

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)*

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)*

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

LORD ABBETT FUNDS

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Federated NVIT High Income Bond Fund - Class III (HIBF3)*

NVIT Emerging Markets Fund - Class I (GEM)*

NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

NVIT Core Bond Fund - Class I (NVCBD1)*

NVIT Fund - Class I (TRF)*

NVIT Government Bond Fund - Class I (GBF)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)*

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)*

Van Kampen NVIT Comstock Value Fund - Class I (EIF)*

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP International Fund - Class I (ACVI)*

VP International Fund - Class III (ACVI3)*

VP Ultra(R) Fund - Class I (ACVU1)*

VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Service Class (FOS)*

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14

NOTES TO FINANCIAL STATEMENTS December 31, 2011

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Foreign Securities Fund - Class 2 (TIF2)*

Templeton Foreign Securities Fund - Class 3 (TIF3)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)*

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Development Fund - Series I (AVCDI)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)*

*At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14

NOTES TO FINANCIAL STATEMENTS December 31, 2011

measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted on redemptions from the contract. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 0.95%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$2,052,192	$0	$0	$2,052,192

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$1,605	$660
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,119	-
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	3,654	70
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	221	152
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)	1	10
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	203	123
NVIT Emerging Markets Fund - Class III (GEM3)	179	248
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	7	10
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	13	11
NVIT Money Market Fund - Class V (SAM5)	-	68

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14

NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)		602	429
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)		116	8,529
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)		17	2,168
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)		-	419
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		238	535
NVIT Multi-Manager Small Company Fund - Class I (SCF)		4	10
NVIT Large Cap Growth Fund - Class I (NVOLG1)		698	664
NVIT Real Estate Fund - Class I (NVRE1)		418	307
VPS Growth and Income Portfolio - Class A (ALVGIA)		1,005	731
VP Value Fund - Class I (ACVV)		-	1
Small Cap Stock Index Portfolio - Service Shares (DVSCS)		659	746
Appreciation Portfolio - Initial Shares (DCAP)		11,650	871
International Value Portfolio - Initial Shares (DVIV)		189	84
Quality Bond Fund II - Primary Shares (FQB)		736	154
VIP Fund - Contrafund Portfolio - Service Class (FCS)		-	1
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)		6,319	2,456
VIP Fund - Growth Portfolio - Service Class (FGS)		390	642
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)		230	56
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)		103	324
VIP Fund - Overseas Portfolio - Service Class R (FOSR)		64	57
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)		39	86
Templeton Foreign Securities Fund - Class 3 (TIF3)		234	137
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)		200	4,620
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)		-	13,152
Global Securities Fund/VA - Class 3 (OVGS3)		162	2,159
All Asset Portfolio - Administrative Class (PMVAAA)		764	2,720
Low Duration Portfolio - Administrative Class (PMVLDA)		3,467	1,965
Real Return Portfolio - Administrative Class (PMVRRA)		3,412	217
Total Return Portfolio - Administrative Class (PMVTRA)		14,657	3,450
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)		136	36
V.I. Capital Development Fund - Series I (AVCDI)		-	56
Micro-Cap Portfolio - Investment Class (ROCMC)		1,333	1,663
Equity Income Portfolio - II (TREI2)		-	1
Health Sciences Portfolio - II (TRHS2)		1,679	-
Mid-Cap Growth Portfolio - II (TRMCG2)		4,530	380
New America Growth Portfolio (TRNAG1)		14,084	207

	Total	$75,137	$51,385

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VARIABLE ACCOUNT -14

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.95%	4,645	$ 13.754322	$ 63,889	1.83%	0.91%
2010	0.95%	4,648	13.630048	63,352	1.85%	13.75%
2009	0.95%	4,652	11.982689	55,743	2.11%	25.13%
2008	0.95%	4,657	9.575881	44,595	0.62%	-37.74%
2007	0.95%	48,095	15.380362	739,719	1.77%	4.25%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2011	0.95%	70	16.006095	1,120	0.00%	1.19%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	0.95%	461	16.179098	7,459	2.22%	0.39%
2010	0.95%	254	16.115595	4,093	2.57%	7.09%
2009	0.95%	256	15.048259	3,852	1.67%	24.39%
2008	0.95%	9,964	12.097700	120,541	3.24%	-16.86%
2007	0.95%	5,056	14.550581	73,568	2.25%	9.23%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.95%	652	19.189494	12,512	0.37%	-32.98%
2010	0.95%	652	28.631209	18,668	0.54%	23.84%
2009	0.95%	652	23.118932	15,074	2.34%	77.37%
2008	0.95%	652	13.034181	8,498	2.65%	-52.66%
2007	0.95%	652	27.535901	17,953	0.45%	26.85%
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2011	0.95%	61	11.054886	674	0.21%	-4.92%
2010	0.95%	61	11.627172	709	0.42%	24.24%
2009	0.95%	62	9.358659	580	0.52%	25.41%
2008	0.95%	63	7.462343	470	1.31%	-39.93%
2007	0.95%	63	12.423321	783	0.53%	-0.38%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.95%	1,461	12.848389	18,771	2.10%	-38.49%
2007	0.95%	5,109	20.887057	106,712	1.17%	-17.86%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.95%	738	13.987992	10,323	1.70%	-0.31%
2010	0.95%	739	14.031133	10,369	0.15%	12.39%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.95%	1,149	18.102191	20,799	0.72%	-23.13%
2010	0.95%	1,149	23.548667	27,057	0.07%	15.11%
2009	0.95%	1,150	20.457349	23,526	1.29%	61.93%
2008	0.95%	1,151	12.633327	14,541	1.20%	-58.23%
2007	0.95%	1,152	30.245878	34,843	0.75%	44.16%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	0.95%	79	7.002154	553	1.08%	-10.85%
2010	0.95%	79	7.854623	621	0.88%	11.93%
2009	0.95%	80	7.017451	561	0.00%	28.22%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.95%	46	14.720257	677	1.81%	-4.84%
2010	0.95%	46	15.469289	712	1.66%	13.54%
2009	0.95%	46	13.624498	627	1.06%	26.00%
2008	0.95%	47	10.813324	508	2.08%	-37.44%
2007	0.95%	47	17.285822	812	2.11%	4.95%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2007	0.95%	21,295	14.427043	307,224	2.69%	4.65%
NVIT Money Market Fund - Class V (SAM5)
2011	0.95%	653	10.748358	7,019	0.00%	-0.95%
2010	0.95%	653	10.851153	7,086	0.00%	-0.95%
2009	0.95%	653	10.955211	7,154	0.09%	-0.89%
2008	0.95%	2,634	11.053943	29,116	2.12%	1.17%
2007	0.95%	2,634	10.926084	28,779	1.48%	3.86%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.95%	4,951	8.362423	41,402	1.32%	-10.23%
2010	0.95%	4,951	9.314953	46,118	0.80%	12.95%
2009	0.95%	4,951	8.246700	40,829	0.31%	35.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -14

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2011	0.95%	632	$ 9.288312	$ 5,870	1.32%	-17.19%
2010	0.95%	1,369	11.216710	15,356	1.96%	4.85%
2009	0.95%	2,106	10.698343	22,531	1.91%	28.26%
2008	0.95%	2,107	8.341015	17,575	1.59%	-46.96%
2007	0.95%	2,108	15.726260	33,151	2.09%	1.72%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.95%	24,324	8.944983	217,578	0.01%	-3.83%
2010	0.95%	24,324	9.300909	226,235	0.05%	14.41%
2009	0.95%	24,324	8.129207	197,735	0.34%	28.54%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.95%	3,329	12.587121	41,903	0.00%	-1.59%
2010	0.95%	3,329	12.790521	42,580	0.00%	24.26%
2009	0.95%	3,329	10.293605	34,267	0.00%	26.25%
2008	0.95%	3,329	8.153331	27,142	0.00%	-46.93%
2007	0.95%	3,328	15.363178	51,129	0.00%	8.70%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.95%	3,271	16.441433	53,780	0.42%	-5.97%
2010	0.95%	3,271	17.485388	57,195	0.59%	25.40%
2009	0.95%	3,271	13.943396	45,609	0.55%	25.02%
2008	0.95%	3,272	11.153276	36,494	1.14%	-32.80%
2007	0.95%	3,272	16.596528	54,304	1.22%	-7.78%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.95%	41	16.939568	695	0.52%	-6.45%
2010	0.95%	42	18.108338	761	0.30%	24.13%
2009	0.95%	42	14.588229	613	0.27%	33.42%
2008	0.95%	42	10.933874	459	0.85%	-38.78%
2007	0.95%	42	17.859082	750	0.14%	1.16%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.95%	4,691	13.542915	63,530	0.69%	-3.16%
2010	0.95%	4,694	13.984922	65,645	0.00%	7.77%
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.95%	3,293	9.890484	32,569	0.88%	5.49%
2010	0.95%	3,293	9.375668	30,874	1.93%	28.95%
2009	0.95%	3,293	7.271004	23,943	0.86%	29.59%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2011	0.95%	5,914	13.079732	77,354	1.31%	5.31%
2010	0.95%	5,914	12.420324	73,454	0.00%	12.02%
2009	0.95%	5,915	11.087720	65,584	4.24%	19.68%
2008	0.95%	5,915	9.264781	54,801	1.45%	-41.17%
2007	0.95%	15,184	15.748305	239,122	1.48%	4.11%
VP International Fund - Class I (ACVI)
2008	0.95%	1,990	11.976251	23,833	0.80%	-45.35%
2007	0.95%	1,990	21.913826	43,609	0.66%	16.93%
VP International Fund - Class III (ACVI3)
2008	0.95%	646	10.021993	6,474	0.80%	-45.35%
2007	0.95%	646	18.337988	11,846	0.66%	16.93%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.95%	18,428	8.177406	150,693	0.00%	-42.04%
2007	0.95%	18,428	14.108113	259,984	0.00%	19.86%
VP Value Fund - Class I (ACVV)
2009	0.95%	561	13.041345	7,316	5.62%	18.72%
2008	0.95%	562	10.984512	6,173	2.40%	-27.47%
2007	0.95%	563	15.145377	8,527	2.18%	-6.04%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -14

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.95%	4,187	$ 18.263329	$ 76,469	0.61%	-0.39%
2010	0.95%	4,187	18.334946	76,768	0.57%	24.63%
2009	0.95%	4,188	14.711220	61,611	2.53%	23.84%
2008	0.95%	4,190	11.879325	49,774	0.85%	-31.57%
2007	0.95%	4,190	17.360048	72,739	0.42%	-1.60%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.95%	6,551	15.170292	99,381	1.65%	7.98%
2010	0.95%	5,862	14.049355	82,357	2.15%	14.22%
2009	0.95%	5,862	12.299993	72,103	2.59%	21.39%
2008	0.95%	5,861	10.132242	59,385	0.71%	-30.22%
2007	0.95%	46,752	14.520506	678,863	1.54%	6.11%
International Value Portfolio - Initial Shares (DVIV)
2011	0.95%	537	14.089591	7,566	2.10%	-19.25%
2010	0.95%	537	17.449261	9,370	1.82%	3.46%
2009	0.95%	537	16.865187	9,057	4.04%	29.73%
2008	0.95%	537	13.000301	6,981	2.46%	-37.92%
2007	0.95%	537	20.940324	11,245	1.58%	3.16%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.95%	1,094	13.151873	14,388	5.09%	1.30%
2010	0.95%	1,096	12.982659	14,229	4.84%	7.47%
2009	0.95%	1,097	12.079854	13,252	6.40%	19.29%
2008	0.95%	1,099	10.126377	11,129	5.02%	-8.17%
2007	0.95%	1,101	11.027146	12,141	4.64%	4.38%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.95%	3,809	15.059363	57,361	1.35%	34.38%
2008	0.95%	3,814	11.206872	42,743	0.34%	-43.16%
2007	0.95%	35,588	19.716460	701,669	0.87%	16.39%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.95%	18,918	13.385158	253,220	2.45%	-0.10%
2010	0.95%	18,919	13.398204	253,481	1.80%	14.00%
2009	0.95%	18,921	11.753303	222,384	2.29%	28.80%
2008	0.95%	18,923	9.125514	172,682	2.45%	-43.25%
2007	0.95%	18,924	16.080137	304,301	1.79%	0.45%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.95%	4,651	13.269332	61,716	0.26%	-0.81%
2010	0.95%	4,653	13.377448	62,245	0.18%	22.88%
2009	0.95%	4,656	10.886708	50,689	0.35%	26.93%
2008	0.95%	4,660	8.576896	39,968	0.73%	-47.74%
2007	0.95%	4,663	16.410737	76,523	0.61%	25.66%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.95%	300	13.353870	4,006	3.25%	6.19%
2010	0.95%	302	12.575137	3,798	3.54%	6.66%
2009	0.95%	303	11.790309	3,572	8.63%	14.57%
2008	0.95%	305	10.290486	3,139	4.06%	-4.26%
2007	0.95%	307	10.748753	3,300	4.08%	3.22%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.95%	2,007	14.405959	28,913	0.15%	-11.56%
2010	0.95%	2,009	16.289589	32,726	0.28%	27.48%
2009	0.95%	2,010	12.778039	25,684	0.61%	38.68%
2008	0.95%	2,012	9.213714	18,538	0.36%	-40.08%
2007	0.95%	2,015	15.377686	30,986	0.75%	14.38%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.95%	318	11.307680	3,596	1.31%	-18.09%
2010	0.95%	319	13.804431	4,404	1.38%	11.94%
2009	0.95%	320	12.332349	3,946	2.16%	25.29%
2008	0.95%	323	9.843130	3,179	2.59%	-44.41%
2007	0.95%	324	17.707294	5,737	3.27%	16.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -14

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2011	0.95%	424	$13.008218	$5,515	0.69%	-4.67%
2010	0.95%	426	13.645840	5,813	0.76%	27.00%
2009	0.95%	429	10.744341	4,609	1.66%	27.93%
2008	0.95%	434	8.398631	3,645	1.14%	-33.65%
2007	0.95%	437	12.658835	5,532	0.68%	-3.31%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2007	0.95%	1,356	21.620261	29,317	1.97%	14.35%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.95%	927	13.213898	12,249	1.70%	-11.53%
2010	0.95%	927	14.935311	13,845	1.66%	7.38%
2009	0.95%	928	13.909178	12,908	3.30%	35.89%
2008	0.95%	929	10.235315	9,509	1.55%	-40.96%
2007	0.95%	3,096	17.336028	53,672	2.13%	14.34%
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2011	0.95%	1,091	18.133093	19,783	0.78%	-7.26%
2010	0.95%	1,333	19.553333	26,065	0.72%	23.81%
2009	0.95%	1,336	15.792461	21,099	1.91%	31.89%
2008	0.95%	1,341	11.974204	16,057	0.47%	-37.65%
2007	0.95%	8,165	19.204811	156,807	0.82%	2.22%
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
2011	0.95%	4,197	18.241391	76,559	0.00%	3.04%
2010	0.95%	4,847	17.703621	85,809	0.00%	25.18%
2009	0.95%	5,498	14.142101	77,753	0.00%	37.01%
2008	0.95%	5,500	10.321844	56,770	0.00%	-39.72%
2007	0.95%	5,502	17.121844	94,204	0.00%	2.43%
International Portfolio - S Class Shares (AMINS)
2008	0.95%	54	7.743748	418	0.00%	-46.95%
2007	0.95%	2,363	14.596206	34,491	1.68%	2.23%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.95%	716	13.783089	9,869	1.25%	-9.14%
2010	0.95%	865	15.169316	13,121	0.55%	14.87%
2009	0.95%	293	13.205252	3,869	2.18%	38.37%
2008	0.95%	295	9.543438	2,815	1.51%	-40.76%
2007	0.95%	296	16.110628	4,769	1.46%	5.32%
All Asset Portfolio - Administrative Class (PMVAAA)
2011	0.95%	556	14.826915	8,244	7.07%	0.99%
2010	0.95%	733	14.681774	10,762	7.39%	12.02%
2009	0.95%	734	13.106707	9,620	7.16%	20.42%
2008	0.95%	737	10.884236	8,022	6.13%	-16.64%
2007	0.95%	738	13.057320	9,636	7.58%	7.29%
Low Duration Portfolio - Administrative Class (PMVLDA)
2011	0.95%	16,184	12.704714	205,613	1.68%	0.15%
2010	0.95%	16,184	12.685630	205,304	1.62%	4.29%
2009	0.95%	16,184	12.163773	196,859	4.06%	12.24%
2008	0.95%	83,776	10.837162	907,894	4.07%	-1.40%
2007	0.95%	38,666	10.990673	424,965	4.71%	6.35%
Real Return Portfolio - Administrative Class (PMVRRA)
2011	0.95%	1,699	15.465746	26,276	2.08%	10.61%
2010	0.95%	1,554	13.982135	21,728	1.44%	7.08%
2009	0.95%	1,554	13.057113	20,291	3.10%	17.22%
2008	0.95%	1,554	11.138774	17,310	3.55%	-7.91%
2007	0.95%	1,554	12.095237	18,796	4.59%	9.59%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.95%	24,101	15.042663	362,543	2.63%	2.62%
2010	0.95%	24,103	14.658157	353,306	2.42%	7.09%
2009	0.95%	24,106	13.688171	329,967	5.86%	12.95%
2008	0.95%	186,889	12.119313	2,264,966	4.45%	3.75%
2007	0.95%	95,152	11.680853	1,111,457	4.74%	7.70%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -14

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
2011	0.95%	161	$ 15.382342	$ 2,477	5.31%	-2.60%
2010	0.95%	161	15.792513	2,543	5.57%	16.92%
2009	0.95%	162	13.506929	2,188	7.99%	58.97%
2008	0.95%	163	8.496662	1,385	8.42%	-36.04%
2007	0.95%	164	13.284091	2,179	5.44%	4.91%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.95%	291	14.769847	4,298	0.00%	-8.04%
2010	0.95%	292	16.061091	4,690	0.00%	17.65%
2009	0.95%	293	13.651518	4,000	0.00%	41.02%
2008	0.95%	294	9.680649	2,846	0.00%	-47.53%
2007	0.95%	295	18.450008	5,443	0.00%	9.79%
Micro-Cap Portfolio - Investment Class (ROCMC)
2011	0.95%	2,538	19.112464	48,507	2.41%	-12.93%
2010	0.95%	2,599	21.951916	57,053	1.96%	28.73%
2009	0.95%	2,599	17.053035	44,321	0.00%	56.54%
2008	0.95%	2,600	10.893576	28,323	2.65%	-43.81%
2007	0.95%	2,601	19.387108	50,426	1.51%	2.98%
Equity Income Portfolio - II (TREI2)
2009	0.95%	155	12.394944	1,921	1.66%	24.06%
2008	0.95%	1,608	9.990970	16,065	2.14%	-36.87%
2007	0.95%	1,609	15.826462	25,465	1.53%	2.05%
Health Sciences Portfolio - II (TRHS2)
2011	0.95%	147	11.556396	1,699	0.00%	9.34%
Mid-Cap Growth Portfolio - II (TRMCG2)
2011	0.95%	1,928	19.908948	38,384	0.00%	-2.46%
2010	0.95%	1,928	20.410072	39,351	0.00%	26.57%
2009	0.95%	1,360	16.126142	21,932	0.00%	43.98%
2008	0.95%	2,596	11.199911	29,075	0.00%	-40.51%
2007	0.95%	2,596	18.825676	48,871	0.00%	16.11%
New America Growth Portfolio (TRNAG1)
2011	0.95%	1,504	14.052142	21,134	0.25%	-2.01%
2010	0.95%	683	14.340112	9,794	0.20%	18.51%
2009	0.95%	685	12.099841	8,288	0.00%	48.34%
2008	0.95%	689	8.156679	5,620	0.00%	-38.83%
2007	0.95%	691	13.334499	9,214	0.00%	12.69%
Gartmore NVIT Global Utilities Fund - Class III(obsolete) (GVGU)
2007	0.95%	2,093	21.685091	45,387	2.51%	19.24%
NVIT Global Financial Services Fund - Class III(obsolete) (GVGFS)
2007	0.95%	1,423	15.075165	21,452	3.44%	-2.07%

2011	Contract owners equity:	$2,052,111
2010	Contract owners equity:	$2,079,447
2009	Contract owners equity:	$1,824,828
2008	Contract owners equity:	$4,338,922
2007	Contract owners equity:	$6,062,402

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.